10. Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	268,708	233,972
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,651	$ 3,325